Intangible Assets	12 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
INTANGIBLE ASSETS
4.	INTANGIBLE ASSETS
The following table summarizes the Company’s intangible assets:

	June 30, 2026	June 30, 2025
	$	$
Intellectual property	—	1,736,420
Patents	—	1,191,000

Intangible assets	—	2,927,420
Less: accumulated amortization	—	(1,306,858)

Intangible assets, net	—	1,620,562

Acquired intellectual property is recorded at cost and is amortized on a straight-line basis over 18 years. Acquired patents consist of patents related to the development of cannabinoid analogs.
Amortization expense on intangible assets for the year ended June 30, 2026 and 2025 was $162,636 and $162,636 respectively. During the year ended June 30, 2026, the Company completed its annual impairment test on its Biogen Sciences Inc. and BayMedica Inc. intangible assets related to the INM Pharma segment and recorded an impairment of $1,457,926. There is no impairment loss during the year ended June 30, 2025. See Note 2